UNITED STATES
		 SECURITIES AND EXCHANGE COMMISSION
        	       WASHINGTON D.C. 20549
	        	      FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.): [ ] is a restatement.
	                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:		 Mountain Lake Group
Address:	 1 Battery Park Plaza, Seventh Floor
		 New York, NY 10004
13F File Number: 028-11139

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Yvonne Li
Title:	Assistant Controller
Phone:	(646) 388-6002
Signature,       		Place,         	and Date of Signing
Yvonne Li   			New York	August 1, 2008

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	       30
Form 13F Information Table Value Total:84,450,000

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE

                                                          VALUE   SHRS OR SH/ PUT/INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS CUSIP     (x$1000)PRN AMT PRN CALLDISCRETION MANAGERS  SOLE  SHARED NONE
-----------------------------------------------------------------------------------------------------------------------
MAGNA INTERNATIONAL INC          COM            559222401      592   10000 SH           SOLE            10000      0  0
ONEBEACON INSURANCE GROUP        CL A           G67742109     1054   60000 SH           SOLE            60000      0  0
TYCO INTERNATIONAL LTD           COM            G9143X208     1201   30000 SH           SOLE            30000      0  0
ALLEGHANY CORP-DEL               COM            017175100     5910   17800 SH           SOLE            17800      0  0
ALLIED WASTE INDUSTRIES INC      COM            019589308     5742  455000 SH           SOLE           455000      0  0
AMERIPRISE FINL INC              COM            03076C106     4474  110000 SH           SOLE           110000      0  0
BERKSHIRE HATHAWAY INC DEL CL B  CL B           084670207     2006     500 SH           SOLE              500      0  0
BERKSHIRE HATHAWAY INC-DEL-      CL A           084670108     2174      18 SH           SOLE               18      0  0
BLACK & DECKER CORP              COM            091797100      508    8841 SH           SOLE             8841      0  0
BRAZIL FD INC                    COM            97717W240      266   10000 SH           SOLE            10000      0  0
CENVEO INC                       COM            15670S105     4542  464921 SH           SOLE           464921      0  0
COCA COLA CO                     COM            191216100     1819   35000 SH           SOLE            35000      0  0
CONTINENTAL AIRLINES INC-CL B    CL B           210795308      475   47000 SH           SOLE            47000      0  0
FIDELITY NATIONAL FINANCIAL      COM            31620R105     3321  263608 SH           SOLE           263608      0  0
FIRST AMERICAN FINANCIAL CORP    COM            318522307     1509   57152 SH           SOLE            57152      0  0
HORIZON LINES INC                COM            44044K101     1045  105000 SH           SOLE           105000      0  0
JARDEN CORPORATION               COM            471109108     4229  231833 SH           SOLE           231833      0  0
KRAFT FOODS INC                  COM            50075N104     1707   60000 SH           SOLE            60000      0  0
MDC HOLDINGS INC-DEL             COM            552676108      391   10000 SH           SOLE            10000      0  0
MOHAWK INDUSTRIES INC            COM            608190104     3846   60000 SH           SOLE            60000      0  0
NVR INC                          COM            62944T105     6801   13600 SH           SOLE            13600      0  0
POPULAR INC                      COM             733174106     395   60000 SH           SOLE            60000      0  0
RYANAIR HOLDINGS PLC ADR         COM             783513104     917   32000 SH           SOLE            32000      0  0
SHERWIN WILLIAMS CO              COM             824348106    4823  105000 SH           SOLE           105000      0  0
SP ACQUISITION HOLDINGS INC      COM            78470A203      825   83100 SH           SOLE            83100      0  0
STREETBACKS GOLD TRUST           GLD SHRS        863307104    8683   95000 SH           SOLE            95000      0  0
THOR INDUSTRIES INC              COM             885160101     850   40000 SH           SOLE            40000      0  0
WASTE MANAGEMENT INC             COM            94106L109     5698  151090 SH           SOLE           151090      0  0
WELLS FARGO & CO                 COM             949746101    1781   75000 SH           SOLE            75000      0  0
WHITE MTNS INS GROUP INC         COM            G9618E107     6864   16000 SH           SOLE            16000      0  0

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